Derivatives, Gains (Losses) Recognized on Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Loans	$ 37,715	$ 28,634	$ 34,230
Other interest income	3,308	334	954
Long-term debt	(5,505)	(3,173)	(4,471)
Total recorded in OCI, Derivative gains (losses)	(1,448)	212	198
Derivatives (Textual) [Abstract]
Deferred net losses on derivatives in other comprehensive income	$ 695
Maximum length of time hedged in cash flow hedge	10 years
Cash flow hedging [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	$ 6	143	219
Net unrealized gains (losses) (pre-tax) recognized in OCI	(1,541)	(12)	10
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	(1,535)	131	229
Cash flow hedging [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	(4)	137	211
Net unrealized gains (losses) (pre-tax) recognized in OCI	(1,524)	7	0
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	(1,528)	144	211
Cash flow hedging [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	10	6	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	(17)	(19)	10
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	(7)	(13)	18
Cash flow hedging [Member] | Loans [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(20)	(137)	(215)
Cash flow hedging [Member] | Loans [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(20)	(137)	(215)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(20)	(137)	(215)
Cash flow hedging [Member] | Loans [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Other interest income [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	24	0	0
Cash flow hedging [Member] | Other interest income [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	24	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	24	0	0
Cash flow hedging [Member] | Other interest income [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Long-term debt [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(10)	(6)	(4)
Cash flow hedging [Member] | Long-term debt [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	4
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	4
Cash flow hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(10)	(6)	(8)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(10)	(6)	(8)
Cash flow hedging [Member] | Derivative gains (losses) [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(6)	(143)	(219)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	4	(137)	(211)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	4	(137)	(211)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(10)	(6)	(8)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	$ (10)	$ (6)	$ (8)